Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares

A summary of the Company’s overall restricted shares activities for the year ended December 31, 2025 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2024	1,474,191	$9.64
Vested	(1,472,053)	$9.64
Forfeited	(2,138)	$9.64
Unvested restricted shares as of December 31, 2025	—	$—

Summary of the Company's Warrants Activity

A summary of the Company’s warrants activity for the year ended December 31, 2025 is as follows:

Number of Warrants
Outstanding as of December 31, 2024	18,500,000
Issued	9,500,000
Exercised	(8,500,000)
Outstanding as of December 31, 2025	19,500,000

Summary of the Company's Total Stock-based Compensation Expense

The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Year Ended December 31,

	2025	2024	2023
Cost of revenue	$52,573	$560	$6,342
Sales and marketing	9,130	4,257	3,060
Research and development	9,915	5,871	3,630
General and administrative	77,712	43,787	22,286
Total	$149,330	$54,475	$35,318

Employee Stock Option
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the Company's Options Activity

A summary of the Company’s options activity for the year ended December 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2024	37,476	$10.00	1.3	$—
Forfeited	(14,469)	$10.00
Expired	(23,007)	$10.00
Outstanding as of December 31, 2025	—	$—	—	$—
Exercisable as of December 31, 2025	—
Unvested as of December 31, 2025	—

Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares

A summary of the Company’s Equity-settled Restricted Share Units activity for the year ended December 31, 2025 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs as of December 31, 2024	6,665,511	$5.50
Granted	3,279,410	$10.09
Forfeited	(642,150)	$6.57
Vested	(3,052,043)	$5.63
Unvested RSUs as of December 31, 2025	6,250,728	$7.73

Cash settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares

A summary of the Company’s Cash-settled RSUs activity for the year ended December 31, 2025 is as follows:

	Number of Cash-settled RSUs	Weighted Average Grant Date Fair Value per Cash-settled RSU
Unvested Cash-settled RSUs as of December 31, 2024	94,279	$5.38
Granted	37,016	$9.73
Forfeited	(1,672)	$5.44
Vested	(41,324)	$5.28
Unvested Cash-settled RSUs as of December 31, 2025	88,299	$7.25

Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares

A summary of the Company’s PSUs activity for the year ended December 31, 2025 is as follows:

	Number of PSUs	Weighted Average Grant Date Fair Value per PSU
Unvested PSUs as of December 31, 2024	12,636,379	$5.37
Granted	12,550,859	$9.98
Forfeited	697,339	$4.30
Vested	(4,486,790)	$5.36
Unvested PSUs as of December 31, 2025	21,397,787	$8.05